Commitments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments [abstract]
Premises rental expense	$ 181.7	$ 178.1
Sublease rental income	7.2	7.4
Future minimum sublease payments expected to be received under noncancellable sublease agreements	$ 19.2	$ 16.8